Note 2 - Liquidity (Details Textual) - USD ($)			2 Months Ended	3 Months Ended			6 Months Ended	9 Months Ended		12 Months Ended
	Apr. 16, 2016	Apr. 15, 2016	Apr. 15, 2016	Sep. 30, 2016	Apr. 30, 2016	Sep. 30, 2015	Jun. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Net Income (Loss) Attributable to Parent				$ (455,476)		$ (439,477)	$ (586,387)	$ (1,719,749)	$ (586,387)		$ (1,023,422)	$ (302,481)
Retained Earnings (Accumulated Deficit)				(8,026,046)				(8,026,046)			(6,306,297)	$ (5,282,875)
Net Working Capital				$ 2,937,320				$ 2,937,320			$ (675,015)
Scenario, Forecast [Member]
Effect on Future Cash Flows, Amount										$ 2,691,000
Private Placement [Member] | Series B Preferred Stock [Member]
Proceeds from Issuance of Private Placement			$ 4,635,575
Proceeds From Issuance of Private Placement, Net of Issuance Costs			4,283,438
Private Placement [Member] | Including Conversion of Principal and Interest [Member] | Series B Preferred Stock [Member]
Proceeds from Issuance of Private Placement			5,135,575
Proceeds From Issuance of Private Placement, Net of Issuance Costs			$ 4,783,438
Subsequent Event [Member] | Series B Preferred Stock [Member]
Proceeds from Issuance of Private Placement		$ 525,325
Subsequent Event [Member] | Private Placement [Member]
Proceeds from Issuance of Private Placement	$ 4,635,575
Proceeds From Issuance of Private Placement, Net of Issuance Costs	$ 4,283,438
Subsequent Event [Member] | Private Placement [Member] | Including Conversion of Principal and Interest [Member] | Series B Preferred Stock [Member]
Proceeds from Issuance of Private Placement					$ 4,635,575
Proceeds From Issuance of Private Placement, Net of Issuance Costs					$ 4,283,438